Pensions and other long-term employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2021
Pensions and other long-term employee benefit plans [Abstract]
Expected Benefit Payments
The expected benefits payments (paid by the employer and by the plan assets) for the next 10 years are as follows:

(In millions of €)	Total expected benefit payments	France	The Netherlands	Others
2022	18.0	4.2	4.5	9.3
2023	12.1	1.7	4.6	5.8
2024	12.9	1.8	4.7	6.4
2025	13.7	3.0	4.9	5.8
2026	14.0	3.7	4.9	5.4
2027-2031	79.2	20.6	24.1	34.5
TOTAL	149.9	35.0	47.7	67.2

Net Benefit Expense Recognized in Combined Statement of Income
The net benefit expense recognized in the statement of income is as follows:
(In millions of €)	December 31, 2021	December 31, 2020	December 31, 2019
Service cost	12.6	7.7	8.6
Interest on DBO	3.1	2.5	4.2
Interest on plan asset	(2.0)	(1.2)	(1.9)
Remeasurements of other long term benefits	(0.4)	0.1	(0.4)
Special events (curtailment/settlement)	—	0.1	—
Other	1.3	—	—
DEFINED BENEFIT COST INCLUDED IN THE STATEMENT OF INCOME	14.6	9.2	10.5

Defined Benefit Asset (Liability) Recognized in Combined Statement of Financial Position
The liability as recorded in the statement of financial position is as follows:
	December 31, 2021			December 31, 2020			December 31, 2019
(In millions of €)	Defined benefit obligation	Fair value of plan assets	Net defined benefit obligation	Defined benefit obligation	Fair value of plan assets	Net defined benefit obligation	Defined benefit obligation	Fair value of plan assets	Net defined benefit obligation
Defined benefit obligation as of the prior period end date	248.8	125.5	123.3	256.5	123.3	133.2	228.6	109.1	119.5
Expense as recorded in the statement of income	16.6	2.0	14.6	10.4	1.2	9.2	12.4	1.9	10.5
Total current service cost	12.6	—	12.6	7.7	—	7.7	8.6	—	8.6
Net financial costs	3.1	2.0	1.1	2.5	1.2	1.3	4.2	1.9	2.3
Actuarial gains of the year	(0.4)	—	(0.4)	0.2	—	0.2	(0.4)	—	(0.4)
Administrative costs and taxes and others	1.3	—	1.3	—	—	—	—	—	—
Actuarial gain/loss recognized in other comprehensive income	(7.4)	(2.5)	(4.9)	4.5	3.9	0.6	23.2	14.9	8.3
Actuarial gain/loss on defined benefit obligation	(7.4)	(2.5)	(4.9)	4.5	3.9	0.6	23.2	14.9	8.3
Experience	(3.4)	—	(3.4)	(3.6)	—	(3.6)	(5.3)	—	(5.3)
Financial assumptions	(6.6)	—	(6.6)	10.2	—	10.2	(0.3)	—	(0.3)
Demographic assumptions	2.6	—	2.6	(2.1)	—	(2.1)	28.8	—	28.8
Actuarial gain (loss) on plan assets	—	(2.5)	2.5	—	3.9	(3.9)	—	14.9	(14.9)
Contributions and benefits paid	(12.6)	(3.2)	(9.4)	(9.0)	(2.9)	(6.1)	(9.5)	(2.7)	(6.8)
Contributions by employer	—	1.7	(1.7)	—	1.4	(1.4)	—	1.4	(1.4)
Benefits paid by employer	(7.7)	—	(7.7)	(4.7)	—	(4.7)	(5.4)	—	(5.4)
Benefits paid from plan assets	(4.9)	(4.9)	—	(4.3)	(4.3)	—	(4.1)	(4.1)	—
Exchange difference and other settlements	31.4	17.5	13.9	(13.6)	—	(13.6)	1.8	0.1	1.7
DEFINED BENEFIT OBLIGATION AS OF THE PERIOD END DATE	276.8	139.3	137.5	248.8	125.5	123.3	256.5	123.3	133.2

Breakdown of Net Defined-Benefit Liability
The breakdown of the net defined-benefit liability by type of benefit plans is as follows:
(In millions of €)	December 31, 2021	December 31, 2020
Pension plans	100.7	94.8
End of service benefits	30.4	25.3
Other long term benefits	6.4	3.2
NET DEFINED BENEFIT OBLIGATION	137.5	123.3

Liabilities per Country
The table below presents the liabilities per country:
	December 31, 2021
(In millions of €)	Defined benefit obligation	Assets	Liabilities
France	79.7	—	79.7
The Netherlands	131.9	(120.9)	11.0
Other	65.2	(18.4)	46.8
TOTAL	276.8	(139.3)	137.5

Actuarial Assumptions
The below sensitivity analyses are based on a change in an assumption while holding all other assumptions constant :
As at December 31, 2021	France	The Netherlands	Total
Discount rate	0.90%	0.90%	1.24%
Inflation rate	1.90%	1.90%	1.90%
Salary increase	3.12%	2.50%	3.42%

As at December 31, 2020	France	The Netherlands	Total
Discount rate	0.60%	0.70%	0.71%
Inflation rate	1.90%	1.90%	1.62%
Salary increase	3.12%	2.50%	2.76%
Sensitivity analysis:
As at December 31, 2021	France	The Netherlands	Total
Impact of a 25 bps increase or decrease in the discount rate	3.51%	3.67%	3.37%
Impact of a 25 bps increase or decrease in the inflation rate	0.16%	—%	0.17%
Impact of a 25 bps increase or decrease in the salary increase	3.35%	0.02%	1.19%

Assets Plans Break Down	Assets plans break down:
	December 31, 2021	December 31, 2020
Equity instruments (shares)	—%	—%
Debt instruments (bonds)	—%	—%
Others	—%	—%
Insured assets	100%	100%